UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

RULE 23c-2 NOTICE OF INTENTION TO REDEEM SECURITIES

OF

Ares Dynamic Credit Allocation Fund, Inc.

1800 Avenue of the Stars, Suite 1400

Los Angeles, CA 90067

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22535

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of securities of Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) to be redeemed:

Series B Mandatory Redeemable Preferred Stock, par value $0.001 per share, liquidation preference of $25.00 per share (CUSIP No. 04014F 3*1) (the “Series B MRP Shares”).

(2)	The date on which the securities are to be called or redeemed:

September 15, 2026

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series B MRP Shares are to be redeemed pursuant to Section 3(a)(v) of the Articles Supplementary of the Fund relating to its Series A Mandatory Redeemable Preferred Stock, Series B Mandatory Redeemable Preferred Stock and Series C Mandatory Redeemable Preferred Stock, as filed with the State Department of Assessments and Taxation of Maryland on July 14, 2021.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all 1,200,000 of the issued and outstanding Series B MRP Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of August, 2026.

Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Scott Lem
	Name:	Scott Lem
	Title:	Chief Financial Officer